Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/info. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[JANUS LOGO]

Summary Prospectus dated December 28, 2010
Janus Emerging Markets Fund

Ticker:	JMFAX	Class A Shares	JMFSX	Class S Shares	JMFTX	Class T Shares
	JMFCX	Class C Shares	JMFIX	Class I Shares

INVESTMENT OBJECTIVE

Janus Emerging Markets Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 25 of the Fund’s Prospectus and in the “Purchases” section on page 54 of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class T

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None
Redemption fee on Shares held for 90 days or less (as a percentage of amount redeemed)	None	None	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class T

Management Fees (may adjust up or down)	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses(1)	0.67%	0.69%	0.81%	0.58%	0.81%
Total Annual Fund Operating Expenses(2)	1.92%	2.69%	2.06%	1.58%	1.81%
Fee Waiver(2)	0.42%	0.44%	0.31%	0.33%	0.31%
Net Annual Fund Operating Expenses After Fee Waiver(2)	1.50%	2.25%	1.75%	1.25%	1.50%

(1)	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period. Other Expenses for Class A Shares, Class C Shares, and Class I Shares may include administrative fees charged by intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the Fund. Other Expenses for Class S Shares and Class T Shares include an administrative services fee of 0.25% of the average daily net assets of each class to compensate Janus Services LLC for providing, or arranging for the provision of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of retirement plan participants, pension plan participants, or other underlying investors investing through institutional channels. In addition, upon completion of the Fund’s initial fiscal period, Other Expenses may include acquired fund fees and expenses, which are indirect expenses the Fund may incur as a result of investing in the shares of an underlying fund, and currently estimated to be less than 0.01%. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees – applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement – applicable to Class S Shares and Class T Shares; brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 1.25% until at least February 1, 2012. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your

1 ï Janus Emerging Markets Fund

investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years
Class A Shares	$759	$1,144
Class C Shares	$372	$836
Class S Shares	$209	$646
Class I Shares	$161	$499
Class T Shares	$184	$570

If Shares are not redeemed:	1 Year	3 Years
Class A Shares	$759	$1,144
Class C Shares	$272	$836
Class S Shares	$209	$646
Class I Shares	$161	$499
Class T Shares	$184	$570

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers in emerging market countries. The Fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Index, which measures the equity market performance of developed markets. The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks and convertible securities, but may also invest in other types of instruments, such as equity-linked securities. The Fund may invest in companies of any market capitalization. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Although the Fund intends to invest substantially all of its assets in several issuers located in emerging market countries, it may invest up to 20% of its net assets in securities of issuers located in the U.S. or other developed market issuers, and it may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Fund may also invest in domestic and foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund intends to invest in derivatives, such as swaps, to gain access to foreign markets, in particular where direct investment may be restricted or unavailable. The Fund may also invest in derivative instruments (by taking long and/or short positions) for other purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

2 ï Janus Investment Fund

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, particularly emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.

3 ï Janus Emerging Markets Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Wahid Chammas is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Matt Hochstetler is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements*

Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$2,500

Certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class I Shares

Institutional investors (investing directly with Janus)	$1,000,000

Through an intermediary institution
• non-retirement accounts	$2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$500

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

4 ï Janus Investment Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/reports. You can also get this information at no cost by calling a Janus representative at 1-800-525-3713 or by sending an email request to prospectusorder@janus.com.	[JANUS LOGO]

Summary Prospectus dated December 28, 2010
Janus Emerging Markets Fund

Ticker:	JMFDX	Class D Shares*
* Class D Shares are closed to new investors.

INVESTMENT OBJECTIVE

Janus Emerging Markets Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class D

Redemption fee on Shares held for 90 days or less (as a percentage of amount redeemed)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees (may adjust up or down)	1.00%
Other Expenses(1)	0.71%
Total Annual Fund Operating Expenses(2)	1.71%
Fee Waiver(2)	0.31%
Net Annual Fund Operating Expenses After Fee Waiver(2)	1.40%

(1)	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period. Included in Other Expenses is an administrative services fee of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services LLC. In addition, upon completion of the Fund’s initial fiscal period, Other Expenses may include acquired fund fees and expenses, which are indirect expenses the Fund may incur as a result of investing in the shares of an underlying fund, and currently estimated to be less than 0.01%. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 1.25% until at least February 1, 2012. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class D Shares	$174	$539

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers in emerging market countries. The Fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a

1 ï Janus Emerging Markets Fund

low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Index, which measures the equity market performance of developed markets. The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks and convertible securities, but may also invest in other types of instruments, such as equity-linked securities. The Fund may invest in companies of any market capitalization. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Although the Fund intends to invest substantially all of its assets in several issuers located in emerging market countries, it may invest up to 20% of its net assets in securities of issuers located in the U.S. or other developed market issuers, and it may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Fund may also invest in domestic and foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund intends to invest in derivatives, such as swaps, to gain access to foreign markets, in particular where direct investment may be restricted or unavailable. The Fund may also invest in derivative instruments (by taking long and/or short positions) for other purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, particularly emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance.

2 ï Janus Investment Fund

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Wahid Chammas is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Matt Hochstetler is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

3 ï Janus Emerging Markets Fund